Securities	12 Months Ended
Oct. 31, 2025
Disclosure of Financial Instruments [Abstract]
Securities
NOTE 7: SECURITIES
Securities are held by the Bank for both trading

and non-trading activities. Trading securities are included

in Trading loans, securities, and other on the
Consolidated Balance Sheet. Non-trading

securities are included in Non-trading financial

assets at FVTPL, Financial assets designated

at FVTPL, Financial assets
at FVOCI, or Debt securities at amortized

cost, net of allowance for credit losses on

the Consolidated Balance Sheet.
(a)

REMAINING TERMS TO MATURITIES OF SECURITIES
The remaining terms to contractual maturities

of the securities held by the Bank are

shown on the following table.
Securities Maturity Schedule
(millions of Canadian dollars) As at
October 31 October 31

2025 2024
Remaining terms to maturities 1
Over 1 Over 3 Over 5 With no
Within year to years to years to Over 10

specific
1 year 3 years 5 years 10 years years maturity Total Total
Trading securities
Government and government-related securities
Canadian government debt
Federal $ 2,508 $ 917 $ 1,012 $ 2,723 $ 1,607 $ – $ 8,767 $ 10,242
Provinces

1,184 251 457 972 1,673 – 4,537 6,398
U.S. federal, state, municipal governments, and

agencies debt

5,689 3,383 1,943 2,466 10,303 – 23,784 18,861
Other OECD government-guaranteed debt 4,575 652 456 318 100 – 6,101 9,722
Mortgage-backed securities
Residential 250 248 51 3 – – 552 1,040
Commercial 11 95 101 9 – – 216 312
14,217 5,546 4,020 6,491 13,683 – 43,957 46,575
Other debt securities
Canadian issuers

598 2,653 1,406 1,474 631 – 6,762 6,623
Other issuers 4,794 6,601 3,243 1,456 293 121 16,508 15,859
5,392 9,254 4,649 2,930 924 121 23,270 22,482
Equity securities
Common shares – – – – – 87,790 87,790 68,670
Preferred shares – – – – – 119 119 58
– – – – – 87,909 87,909 68,728
Retained interests – 1 – – – – 1 1
Total trading securities $ 19,609 $ 14,801 $ 8,669 $ 9,421 $ 14,607 $ 88,030 $ 155,137 $ 137,786
Non-trading financial assets at fair value through

profit or loss
Government and government-related securities
U.S. federal, state, municipal governments, and

agencies debt

$ – $ – $ – $ – $ 333 $ – $ 333 $ 271
– – – – 333 – 333 271
Other debt securities
Canadian issuers

27 122 110 31 – 689 979 912
Asset-backed securities – 2,261 778 507 704 – 4,250 414
Other issuers – – – – – 117 117 50
27 2,383 888 538 704 806 5,346 1,376
Equity securities
Common shares – – – – – 1,314 1,314 1,105
Preferred shares – – – – – 58 58 60
– – – – – 1,372 1,372 1,165
Total non-trading financial

assets at fair value

through profit or loss $ 27 $ 2,383 $ 888 $ 538 $ 1,037 $ 2,178 $ 7,051 $ 2,812
Financial assets designated at fair value through profit

or loss
Government and government-related securities
Canadian government debt
Federal $ 182 $ 5 $ – $ 2 $ 1 $ 1 $ 191 $ 294
Provinces

525 376 1,055 737 51 7 2,751 2,443
U.S. federal, state, municipal governments, and

agencies debt

18 – – – – – 18 9
Other OECD government-guaranteed debt 400 90 23 – – – 513 310
1,125 471 1,078 739 52 8 3,473 3,056
Other debt securities
Canadian issuers

742 1,484 352 91 – 8 2,677 2,395
Other issuers 72 571 155 38 – – 836 966
814 2,055 507 129 – 8 3,513 3,361
Total financial assets designated

at fair value

through profit or loss $ 1,939 $ 2,526 $ 1,585 $ 868 $ 52 $ 16 $ 6,986 $ 6,417
1

Represents contractual maturities. Actual maturities may differ due to prepayment privileges in the applicable contract.
Securities Maturity Schedule (Continued)
(millions of Canadian dollars) As at
October 31 October 31

2025 2024
Remaining terms to maturities 1
Over 1 Over 3 Over 5 With no
Within year to years to years to Over 10

specific
1 year 3 years 5 years 10 years years maturity Total Total
Securities at fair value through other comprehensive

income
Government and government-related securities
Canadian government debt
Federal $ 1,878 $ 1,619 $ 5,108 $ 7,175 $ 111 $ – $ 15,891 $ 18,139
Provinces 1,050 3,253 5,973 10,372 432 – 21,080 21,270
U.S. federal, state, municipal governments, and

agencies debt

12,005 1,501 16,504 21,648 2,834 – 54,492 35,197
Other OECD government-guaranteed debt 273 1,612 5,932 58 – – 7,875 1,679
Mortgage-backed securities 436 1,460 – – – – 1,896 2,137
15,642 9,445 33,517 39,253 3,377 – 101,234 78,422
Other debt securities
Asset-backed securities 914 274 2,932 1,615 2,974 – 8,709 1,384
Corporate and other debt 2,681 3,280 2,212 1,643 3,275 – 13,091 9,446
3,595 3,554 5,144 3,258 6,249 – 21,800 10,830
Equity securities
Common shares – – – – – 2,536 2,536 3,914
Preferred shares – – – – – 511 511 501
– – – – – 3,047 3,047 4,415
Total securities at fair value

through other

comprehensive income $ 19,237 $ 12,999 $ 38,661 $ 42,511 $ 9,626 $ 3,047 $ 126,081 $ 93,667
Debt securities at amortized cost, net of allowance for

credit losses
Government and government-related securities
Canadian government debt
Federal

$ 12,267 $ 12,206 $ 2,784 $ 9,368 $ 1,293 $ – $ 37,918 $ 22,991
Provinces 934 3,370 7,811 6,395 326 – 18,836 18,614
U.S. federal, state, municipal governments, and

agencies debt

1,922 23,631 11,061 24,181 33,732 – 94,527 124,099
Other OECD government-guaranteed debt 8,006 13,428 6,882 2,891 – – 31,207 39,394
23,129 52,635 28,538 42,835 35,351 – 182,488 205,098
Other debt securities
Asset-backed securities 10 1,140 4,509 5,981 15,407 – 27,047 29,708
Non-agency collateralized mortgage obligation
portfolio – – – – 13,274 – 13,274 15,362
Canadian issuers 105 1,051 867 532 9 – 2,564 4,722
Other issuers 2,188 6,775 4,392 1,711 – – 15,066 16,725
2,303 8,966 9,768 8,224 28,690 – 57,951 66,517
Total debt securities at amortized

cost, net of

allowance for credit losses 25,432 61,601 38,306 51,059 64,041 – 240,439 271,615
Total securities $ 66,244 $ 94,310 $ 88,109 $ 104,397 $ 89,363 $ 93,271 $ 535,694 $ 512,297
1

Represents contractual maturities. Actual maturities may differ due to prepayment privileges in the applicable contract.
(b)

UNREALIZED SECURITIES GAINS (LOSSES)
The following table summarizes the unrealized

gains and losses as at October 31, 2025

and October 31, 2024.
Unrealized Securities Gains (Losses) for

Securities at Fair Value Through Other Comprehensive

Income
(millions of Canadian dollars) As at
October 31, 2025 October 31, 2024
Cost/ Gross Gross Cost/ Gross Gross
amortized unrealized unrealized Fair amortized unrealized unrealized Fair cost 1 gains (losses) value cost 1 gains (losses) value
Government and government-related
securities
Canadian government debt
Federal

$ 15,956 $ 23 $ (88) $ 15,891 $ 18,281 $ 17 $ (159) $ 18,139
Provinces 20,971 120 (11) 21,080 21,263 77 (70) 21,270
U.S. federal, state, municipal governments, and

agencies debt

54,279 267 (54) 54,492 35,371 22 (196) 35,197
Other OECD government-guaranteed debt 7,864 15 (4) 7,875 1,687 1 (9) 1,679
Mortgage-backed securities 1,869 29 (2) 1,896 2,125 17 (5) 2,137
100,939 454 (159) 101,234 78,727 134 (439) 78,422
Other debt securities

Asset-backed securities 8,713 11 (15) 8,709 1,397 1 (14) 1,384
Corporate and other debt 13,011 106 (26) 13,091 9,419 77 (50) 9,446
21,724 117 (41) 21,800 10,816 78 (64) 10,830
Total debt securities 122,663 571 (200) 123,034 89,543 212 (503) 89,252
Equity securities

Common shares 2,332 226 (22) 2,536 3,810 176 (72) 3,914
Preferred shares 523 67 (79) 511 632 29 (160) 501
2,855 293 (101) 3,047 4,442 205 (232) 4,415
Total securities at fair value through other

comprehensive income $ 125,518 $ 864 $ (301) $ 126,081 $ 93,985 $ 417 $ (735) $ 93,667
1

Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.
(c)

EQUITY SECURITIES DESIGNATED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
The Bank designated certain equity securities

at FVOCI.
The following table summarizes the fair

value of equity securities designated at

FVOCI as at
October 31, 2025 and October 31, 2024, and

dividend income recognized on these securities

for the years ended October 31, 2025 and

October 31, 2024.
Equity Securities Designated at Fair Value Through

Other Comprehensive Income

(millions of Canadian dollars) As at For the years ended
October 31, 2025 October 31, 2024 October 31, 2025 October 31, 2024
Fair value Dividend income recognized
Common shares $ 2,536 $ 3,914 $ 201 $ 153

Preferred shares 511 501 141 155
Total $ 3,047 $ 4,415 $ 342 $ 308
The Bank disposed of certain equity securities

in line with the Bank’s investment strategy

and disposed of FHLB stocks in accordance

with FHLB member
stockholding requirements, as follows:
Equity Securities Net Realized Gains

(Losses)
(millions of Canadian dollars) For the years ended
October 31 October 31

2025 2024
Equity Securities 1
Fair value $ 273 $ 643
Cumulative realized gain/(loss) 13 121
FHLB Stock
Fair value 1,483 187

Cumulative realized gain/(loss) – –
1

Includes disposal of the Bank’s holdings in First Horizon Corporation (“First Horizon”) common shares in the third quarter of fiscal 2024.
(d)

DEBT SECURITIES NET REALIZED GAINS

(LOSSES)
The Bank disposed of certain debt securities

measured at amortized cost and FVOCI

during the year.
The following table summarizes the net realized

gains and
losses on securities disposed of during

the years ended October 31, 2025 and October

31, 2024, which are included in Other income

(loss) on the Consolidated
Statement of Income.
Debt Securities Net Realized Gains (Losses) 1
(millions of Canadian dollars) For the years ended
October 31 October 31

2025 2024
Debt securities at amortized cost $ (1,880) $ (381)
Debt securities at fair value through other

comprehensive income

(71)

23
Total $ (1,951) $ (358)
1

Includes $
1,929

million (US$
1,366

million) (October 31, 2024 – $
311

million (US$
226

million)) of pre-tax losses on debt securities related to balance sheet restructuring activities undertaken in the U.S. Retail segment. Refer to Note 25 for additional information regarding the asset limitation on TD’s two U.S. bank subsidiaries.
(e)

CREDIT QUALITY OF DEBT SECURITIES
The Bank evaluates non-retail credit risk

on an individual borrower basis, using both

a BRR and FRR, as detailed in the

shaded area of the “Managing Risk”
section of the 2025

MD&A. This system is used to assess all

non-retail exposures, including debt securities.
The following table provides the gross carrying

amounts of debt securities measured

at amortized cost and debt securities at FVOCI

by internal risk rating for credit
risk management purposes, presenting

separately those debt securities that are

subject to Stage 1, Stage 2, and Stage 3

allowances. Refer to the “Allowance for
Credit Losses” table in Note 8 for details regarding

the allowance and provision for credit losses

on debt securities.
Debt Securities by Risk Rating

(millions of Canadian dollars) As at
October 31, 2025 October 31, 2024
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Debt securities
1
Investment grade
$ 362,521 $ – $ n/a $ 362,521 $ 360,272 $ – $ n/a $ 360,272
Non-investment grade
738 167 n/a 905 439 91 n/a 530
Watch and classified
n/a 49 n/a 49 n/a 68 n/a 68
Default
n/a n/a – – n/a n/a – –
Total debt securities 363,259 216 – 363,475 360,711 159 – 360,870
Allowance for credit losses on debt
securities at amortized cost
2 – – 2 3 – – 3
Total debt securities, net of allowance
$ 363,257 $ 216 $ – $ 363,473 $ 360,708 $ 159 $ – $ 360,867
Includes debt securities backed by government-guaranteed loans of $ 94 million (October 31, 2024 – $
113

million), which are reported in Non-investment grade or a lower risk rating based on the issuer’s credit risk.
As at October 31, 2025, total debt securities,

net of allowance, in the table above, include

debt securities measured at amortized

cost, net of allowance, of
$ 240,439

million (October 31, 2024 – $
271,615

million), and debt securities measured at

FVOCI of $
123,034

million (October 31, 2024 – $
89,252

million).
The difference between probability-weighted ECLs

and base ECLs on debt securities at FVOCI

and at amortized cost as at both October 31, 2025

and
October 31, 2024, was insignificant. Refer to

Note 3 for further details.